UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   October 18, 2018 to November 19, 2018

Commission File Number of issuing entity:  333-165147-01

Central Index Key Number of issuing entity:  0001529658

J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-165147

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Bianca Russo (212) 648-0946
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3851352
38-3851353
38-7003224
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
X-A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 19, 2018 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on November 19, 2018

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
3	9.42%	2	$2,410,606.52

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from October 18, 2018 to November 19, 2018.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on November 13, 2018. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on February 14, 2018. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.

Since June 18, 2014, a group of institutional investors have filed civil complaints in the Supreme Court of the State of New York, New York County, and later the U.S. District Court for the Southern District of New York against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee for certain residential mortgage backed securities (“RMBS”) trusts.  The complaints against Wells Fargo Bank alleged that the trustee caused losses to investors and asserted causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought included money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Wells Fargo Bank has reached an agreement, in which it denies any wrongdoing, to resolve these claims on a class wide basis for the 271 RMBS trusts currently at issue.  The settlement agreement is subject to court approval.  Separate lawsuits against Wells Fargo Bank making similar allegations filed by certain other institutional investors concerning 58 RMBS trusts in New York federal and state court are not covered by the agreement.  In September 2017, Royal Park Investments SA/NV (“Royal Park”), one of the plaintiffs with respect to two trusts in the remaining cases, filed a putative class action complaint seeking declaratory and injunctive relief and money damages based on Wells Fargo Bank’s indemnification from trust funds for legal fees and expenses Wells Fargo Bank incurs or has incurred in defending the case filed by Royal Park. With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

Item 6. Significant Obligors of Pool Assets.

The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the "Prospectus Supplement")) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with Item 1112(b)(1) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $18,058,814.00 for the twelve month period ended September 30, 2018.

SunTrust Bank, the lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan and the SunTrust Bank Portfolio II Mortgage Loan (loans # 2 and loan # 13, respectively, on Annex A-1 of the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement.

	SunTrust Bank
	303 Peachtreet Street, Northeast
	Atlanta, GA 30308
	FDIC Certificate #: 867 Bank Charter Class: SM
Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		September 30, 2018
Income and Expense
1	Number of institutions reporting	1
2	Total interest income	5,229,247
3	Total interest expense	687,043
4	Net interest income	4,542,204
5	Provision for loan and lease losses	128,552
6	Total noninterest income	2,023,344
7	Fiduciary activities	232,454
8	Service charges on deposit accounts	460,641
9	Trading account gains & fees	118,415
10	Additional noninterest income	1,211,834
11	Total noninterest expense	3,870,592
12	Salaries and employee benefits	2,140,814
13	Premises and equipment expense	390,383
14	Additional noninterest expense	1,339,395
15	Pre-tax net operating income	2,566,404
16	Securities gains (losses)	1,359
17	Applicable income taxes	433,978
18	Income before extraordinary items	2,133,785
19	Discontinued operations (Extraordinary gains - net)*	0
20	Net income attributable to bank	2,126,970
21	Net income attributable to noncontrolling interests	6,815
22	Net income attributable to bank and noncontrolling interests	2,133,785
23	Net charge-offs	240,842
24	Cash dividends	1,725,000
25	Sale, conversion, retirement of capital stock, net	0
26	Net operating income	2,132,657
	Memo:
	Interest income and expense in foreign offices
	Gross fiduciary and related services income
	* Note: Accounting change as of September 2016, Extraordinary Gains,Net now only includes Discontinued Operations Expense.

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		September 30, 2018
Assets and Liabilities
1	Total employees (full-time equivalent)	21,353
2	Total assets	205,527,049
3	Cash and due from depository institutions	6,212,376
4	Interest-bearing balances	4,191,167
5	Securities	30,937,714
6	Federal funds sold & reverse repurchase agreements	106,538
7	Net loans & leases	147,682,494
8	Loan loss allowance	1,622,249
9	Trading account assets	3,401,692
10	Bank premises and fixed assets	1,392,916
11	Other real estate owned	69,172
12	Goodwill and other intangibles	8,031,633
13	All other assets	7,692,514
14	Total liabilities and capital	205,527,049
15	Total liabilities	181,478,671
16	Total deposits	163,527,658
17	Interest-bearing deposits	124,446,573
18	Deposits held in domestic offices	163,527,658
19	% insured	57.75%
20	Federal funds purchased & repurchase agreements	3,629,989
21	Trading liabilities	737,759
22	Other borrowed funds	10,421,688
23	Subordinated debt	854,358
24	All other liabilities	2,307,219
25	Total equity capital	24,048,378
26	Total bank equity capital	23,942,683
27	Perpetual preferred stock	0
28	Common stock	21,600
29	Surplus	13,403,690
30	Undivided profits	10,517,393
31	Noncontrolling interests in consolidated subsidiaries	105,695
	Memoranda:
32	Noncurrent loans and leases	2,178,577
33	Noncurrent loans that are wholly or partially guaranteed by the U.S. government	1,472,962
34	Income earned, not collected on loans	1,041,667
35	Earning assets	185,650,626
36	Long-term assets (5+ years)	67,184,836
37	Average Assets, year-to-date	202,299,764
38	Average Assets, quarterly	203,795,664
39	Total risk weighted assets	178,389,155
40	Adjusted average assets for leverage capital purposes	197,424,836
41	Life insurance assets	1,596,619
42	General account life insurance assets	1,275,274
43	Separate account life insurance assets	135,912
44	Hybrid life insurance assets	185,433
45	Volatile liabilities	10,547,626
46	Insider loans	1,122,423
47	FHLB advances	3,003,422
48	Loans and leases held for sale	1,931,623
49	Unused loan commitments	97,149,288
50	Tier 1 (core) risk-based capital	20,046,743
51	Tier 2 risk-based capital	2,403,720
52	Total unused commitments	97,149,288
53	Derivatives	236,295,153

Item 7. Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the November 19, 2018 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo
Bianca Russo, Managing Director and Secretary

Date: November 30, 2018